Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue	$ 0	$ 0	$ 0
Operating expenses:
Research and development (including consulting services provided by a related party of $300, $300 and $75 for the years ended December 31, 2014, 2015 and 2016, respectively)	(10,437)	(6,282)	(1,876)
General and administrative	(1,931)	(1,193)	(233)
Loss from operations	(12,368)	(7,475)	(2,109)
Foreign exchange gain (loss), net	(195)	13	16
Interest income	18	13	3
Interest expense		(532)	(826)
Loss on disposal of property and equipment		(27)
Net loss on equity method investment		(44)	(97)
Net loss before income tax	(12,545)	(8,052)	(3,013)
Income tax benefit
Net loss	(12,545)	(8,052)	(3,013)
Less: Net loss attributable to noncontrolling interests	(535)	(82)
Net loss attributable to BeyondSpring Inc.	$ (12,010)	$ (7,970)	$ (3,013)
Net loss per share
Net loss per share—basic and diluted (in dollars per share)	$ (0.75)	$ (0.53)	$ (0.22)
Weighted average shares outstanding
Weighted average number of ordinary shares outstanding—basic and diluted (in shares)	16,086,419	15,171,370	13,910,000
Other comprehensive loss
Foreign currency translation adjustment gain (loss)	$ (64)	$ (21)	$ 142
Total comprehensive loss	(12,609)	(8,073)	(2,871)
Less: Comprehensive loss attributable to noncontrolling interests	(561)	(92)
Comprehensive loss attributable to BeyondSpring Inc.	$ (12,048)	$ (7,981)	$ (2,871)